Financial Risk Management - Summary of Cash, Cash Equivalents and Interest-Bearing Securities (Detail) kr in Millions, $ in Millions	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 SEK (kr)
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	kr 35,316		kr 32,688
Other financial institutions	294
Banks	654
Corporates | $		$ 150
Derivative assets	142		403
Cash, cash equivalents, interest bearing securities and derivative assets	72,334	$ 52	63,396
AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	14,885		18,471
Mortgage institutes	15,198		15,682
A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	5,305		2,152
A2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions	540
Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	35,006		32,241
Other financial institutions	294
Banks	441
Derivative assets	4		242
Cash, cash equivalents, interest bearing securities and derivative assets	45,846		42,192
Maturity within 3 months [member] | AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	4,028		7,558
Mortgage institutes	278		0
Maturity within 3 months [member] | A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	5,305		2,151
Maturity within 3 months [member] | A2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions	490
Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	309		439
Other financial institutions	0
Banks	213
Derivative assets	3		46
Cash, cash equivalents, interest bearing securities and derivative assets	5,997		2,955
Maturity between 3 and 12 months [member] | AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	1,590		2,269
Mortgage institutes	3,832		200
Maturity between 3 and 12 months [member] | A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0		1
Maturity between 3 and 12 months [member] | A2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions	50
Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	1		7
Other financial institutions	0
Banks	0
Derivative assets	135		10
Cash, cash equivalents, interest bearing securities and derivative assets	19,585		22,882
Maturity less than five years [member] | AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	8,361		7,697
Mortgage institutes	11,088		15,168
Maturity less than five years [member] | A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0		0
Maturity less than five years [member] | A2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions	0
2025 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	0		1
Other financial institutions	0
Banks	0
Derivative assets	0		105
Cash, cash equivalents, interest bearing securities and derivative assets	906		1,367
2025 and later [member] | AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	906		947
Mortgage institutes	0		314
2025 and later [member] | A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0		kr 0
2025 and later [member] | A2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions	kr 0